Other Disclosures	12 Months Ended
Aug. 31, 2020
Other Disclosures [Abstract]
Other Disclosures
21	Other Disclosures

Other assets

As at August 31, 2019 and 2020, the carrying value of contract assets amounted to $3,083,000 and $5,493,000 respectively and were presented in other current assets in the consolidated balance sheets. Contract assets represent unbilled work in progress.

Deferred revenue

As at August 31, 2020, the company had total deferred revenue of $34,643,000, which represents the aggregate total contract price allocated to undelivered performance obligations. The company expects to recognize $25,785,000 of this amount during the next 12 months and expects to recognize the remaining $8,858,000 thereafter.

The company expects that the amount of deferred revenue will change from quarter to quarter for several reasons, including the specific timing, duration and size of large customer support and service agreements, varying billing cycles of such agreements, the specific timing of customer renewals, and foreign currency fluctuations. The company did not have any significant financing components, variable considerations or performance obligations satisfied in a prior period recognized during the year ended August 31, 2020.

During the year ended August 31, 2020, sales included an amount of $24,422,000 that was included in the carrying value of deferred revenue as at August 31, 2019.

During the year ended August 31, 2019, sales included an amount of $16,556,000 that was included in the carrying value of deferred revenue as at August 31, 2018.

Defined contribution pension plans

The company maintains separate defined contribution pension plans for certain eligible employees. These plans, which are accounted for on an accrual basis, are summarized as follows:

•	Canadian defined contribution pension plan

The company maintains a plan for certain eligible employees residing in Canada, under which the company may elect to match the employees’ contributions up to a maximum of 4% of an employee’s gross salary. Cash contributions to this plan and expenses for the years ended August 31, 2018, 2019 and 2020, amounted to $1,610,000, $1,592,000 and $1,626,000 respectively.

•	US defined contribution pension plan (401K plan)

The company maintains a 401K plan for eligible employees residing in the U.S. Under this plan, the company must contribute an amount equal to 3% of an employee’s current compensation. In addition, eligible employees may contribute up to the lesser of 1% of eligible compensation or the statutorily prescribed annual limit to the 401K plan. The 401K plan permits but does not require the company to make additional matching contributions to the 401K plan on behalf of the eligible participants, subject to a maximum of 50% of the first 6% of the participant’s current compensation subject to certain legislated maximum contribution limits. During the years ended August 31, 2018, 2019 and 2020, the company recorded cash contributions and expenses totaling $591,000, $460,000 and $464,000 respectively.